SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options activity

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2021	1,204,233	$5.56	3.6
Options granted	130,000	$5.16
Options exercised	(800)	$5.04
Options canceled / expired	(103,633)	$5.45
Balance at September 30, 2022	1,229,800	$4.98	3.0	$78
Vested and exercisable at September 30, 2022	882,542	$5.14	2.3	$78

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2019	637,200	$5.60	4.62
Options granted	173,000	$4.75
Options exercised	(10,000)	$2.50
Options canceled / expired	(51,600)	$8.00
Balance at December 31, 2020	748,600	$5.25	4.0
Options granted	545,000	$6.17
Options exercised	(3,000)	$6.40
Options canceled / expired	(86,367)	$5.99
Balance at December 31, 2021	1,204,233	$5.56	3.6	$1,148
Vested and exercisable at December 31, 2021	729,687	$5.23	3.3	$1,081

Schedule of stock options outstanding and exercisable

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
200,000	2.9	$0.25	200,000	$0.25
12,000	0.1	$14.00	12,000	$14.00
15,000	5.3	$9.00	15,000	$9.00
85,000	1.0	$9.00	85,000	$9.00
145,800	1.3	$7.80	145,800	$7.80
73,900	2.0	$6.40	64,047	$6.40
83,000	3.2	$4.85	49,800	$4.85
278,100	3.3	$5.30	166,860	$5.30
30,000	3.5	$5.60	14,000	$5.60
177,000	4.0	$7.65	86,702	$7.65
130,000	4.4	$5.16	43,333	$5.16
1,229,800	3.0	$4.98	882,542	$5.14

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
200,000	3.7	$0.25	200,000	$0.25
12,000	0.8	$14.00	12,000	$14.00
15,000	6.1	$9.00	15,000	$9.00
85,000	1.8	$9.00	85,000	$9.00
146,800	2.0	$7.80	127,227	$7.80
81,100	2.8	$6.40	59,473	$6.40
40,000	3.7	$4.50	18,667	$4.50
93,000	4.0	$4.85	43,400	$4.85
307,000	4.1	$5.30	102,333	$5.30
30,000	4.3	$5.60	10,000	$5.60
194,333	4.8	$7.65	56,587	$7.65
1,204,233	3.6	$5.56	729,687	$5.23

Schedule of assumptions were used to determine fair value of the awards

	Nine Months Ended September 30,
	2022	2021
Expected life (in years)	5.0	5.0
Risk-free interest rate	1.7%	0.4%
Dividend yield	—%	—%
Expected volatility	132%	91%

	Year Ended December 31,
	2021	2020
Expected life (in years)	5.0	5.0
Risk-free interest rate	0.4-0.9%	0.4-2.5%
Dividend yield	—%	—%
Expected volatility	91-137%	91-107%

Schedule of changes in stock option liability

Changes in the Company’s stock option liability for the nine months ended September 30, 2022, was as follows (stated in thousands):

Balance at December 31, 2021	$25
Gain on revaluation	25
Balance at September 30, 2022	$—

Changes in the Company’s stock option liability for the years ended December 31, 2021 and 2020 were as follows (stated in thousands):

Balance at December 31, 2019	$66
Gain on revaluation	(50)
Balance at December 31, 2020	$16
Gain on revaluation	(9)
Balance at December 31, 2021	$25

Schedule of warrants

Number of Warrants outstanding
Convertible debt, warrants issued (Note 5)	380,874
Debenture, warrants issued (Note 5)	275,000
July 2020 private placement, warrants issued (1)	12,592
December 2020 equity financing warrants issued (1)	3,271,540
Total warrant outstanding	3,940,006

Number of Warrants outstanding
Balance at December 31, 2019	78,551
Convertible debt, warrants issued	302,322
Equity financing, warrants issued	3,284,133
Balance at December 31, 2020	3,665,006
Debenture, warrants issued (Note 4)	275,000
Balance at December 31, 2021	3,940,006

Schedule of warrants, valuation assumptions

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Risk free rate of return	0.56%		0.39%
Expected life	4.0	years	5.0	years
Expected volatility	90%		90%
Expected dividend per share	nil		nil
Exercise price	$1.51		$0.78
Stock price	$1.50		$0.96

Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions were used to determine fair value of the awards

	As of September 30,		As of December 31,
	2022		2021
Risk free rate of return	2.8%		0.4%
Expected life	0.1	years	1.8	years
Expected volatility	99%		186%
Expected dividend per share	nil		nil

	As of December 31,
	2021		2020
Risk free rate of return	0.4%		0.1%
Expected life	0.8	years	1.8	years
Expected volatility	186%		100%
Expected dividend per share	nil		nil